Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of depreciation for property, plant, and equipment
Useful Lives in Years
Leasehold improvements	5
Computer equipment and software	2
Machinery, vehicles, and other equipment	5
Furniture and fixtures	2

Schedule of Condensed consolidated balance sheets
	As of June 30, 2021			As of March 31, 2021
	As Initially Reported	Adjustments	As Revised	As Initially Reported	Adjustments	As Revised
Total assets	$101,838	$—	$101,838	$92,229	$—	$92,229
Contract liabilities	1,944	(275)	1,669	2,439	75	2,514
Accrued expenses and other current liabilities(1)	2,663	(271)	2,392	997	(191)	806
Total current liabilities	6,466	(546)	5,920	4,019	(116)	3,903
Accumulated deficit	(90,107)	546	(89,561)	(33,344)	116	(33,228)
Total shareholders’ deficit	(87,986)	546	(87,440)	(31,591)	116	(31,475)
Total liabilities, convertible preferred stock, and shareholders’ deficit	$101,838	$—	$101,838	$92,229	$—	$92,229

(1)     At June 30, 2021, accrued expenses and other payables and operating lease liabilities were combined and presented as accrued expenses and other current liabilities. Balances at March 31, 2021 have been conformed to the updated presentation.

	As of December 31,
	2020	2019
Class A	88,205,793	81,205,793
Class B	1,000	1,000
Total authorized common stock	88,206,793	81,206,793

Schedule of Condensed consolidated statements of operations and comprehensive loss
	Three Months Ended June 30, 2021			Six Months Ended June 30, 2021
	As Initially Reported	Adjustments	As Revised	As Initially Reported	Adjustments	As Revised
Revenue	$687	$158	$845	$1,086	$275	$1,361
Cost of sales	687	158	845	1,086	275	$1,361
Gross profit	—	—	—	—	—	—

Selling, general and administrative	4,340	(80)	4,260	6,683	(271)	6,412
Research and development	2,823	(158)	2,665	4,548	(275)	4,273
Total operating expenses	7,163	(238)	6,925	11,231	(546)	10,685
Operating loss	$(7,163)	$238	$(6,925)	$(11,231)	$546	$(10,685)

Net loss	$(56,571)	$238	$(56,333)	$(60,935)	$546	$(60,389)
Total comprehensive loss	$(56,573)	$238	$(56,335)	$(60,949)	$546	$(60,403)

Loss per share – Basic	$(10.72)	$0.04	$(10.68)	$(12.03)	$0.11	$(11.92)
Loss per share – Diluted	$(10.72)	$0.04	$(10.68)	$(12.03)	$0.11	$(11.92)
	Three Months Ended March 31, 2021
	As Initially Reported	Adjustments	As Revised
Revenue	$591	$(75)	$516
Cost of sales	591	(75)	516
Gross profit	—	—	—

Selling, general and administrative	2,343	(191)	2,152
Research and development	1,533	75	1,608
Total operating expenses	3,876	(116)	3,760
Operating loss	$(3,876)	$116	$(3,760)

Net loss	$(4,172)	$116	$(4,056)
Total comprehensive loss	$(4,184)	$116	$(4,068)

Loss per share – Basic	$(0.86)	$0.02	$(0.84)
Loss per share – Diluted	$(0.86)	$0.02	$(0.84)

Schedule of Condensed consolidated statements of cash Flows
	Six Months Ended June 30, 2021			Three Months Ended March 31, 2021
	As Initially Reported	Adjustments	As Revised	As Initially Reported	Adjustments	As Revised
Net loss	$(60,935)	$546	$(60,389)	$(4,172)	$116	$(4,056)
Changes in asset and liabilities:
Accrued expenses and other current liabilities(1)	1,384	(271)	1,113	418	(191)	227
Contract liabilities	1,944	(275)	1,669	2,439	75	2,514
Net cash used in operating activities	$(8,502)	$—	$(8,502)	$(625)	$—	$(625)

(1)     At June 30, 2021, accrued expenses and other payables and operating lease liabilities were combined and presented as accrued expenses and other current liabilities. Balances at March 31, 2021 have been conformed to the updated presentation.

Schedule of basic and diluted loss per common share
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator
Net loss	$(28,276)	$(1,667)	$(88,665)	$(4,387)
Denominator
Denominator for basic EPS – weighted-average shares	5,734,865	3,997,238	5,290,676	3,949,360
Effect of dilutive securities	—	—	—	—
Denominator for diluted EPS – weighted-average shares	5,734,865	3,997,238	5,290,676	3,949,360

EPS – Basic	$(4.93)	$(0.42)	$(16.76)	$(1.11)
EPS – Diluted	$(4.93)	$(0.42)	$(16.76)	$(1.11)

	Year Ended December 31,
	2020	2019
Numerator
Net loss	$(7,437,340)	$(7,329,896)
Denominator
Denominator for basic EPS – weighted-average shares	3,962,932	3,727,064
Effect of dilutive securities	—	—
Denominator for diluted EPS – weighted-average shares	3,962,932	3,727,064

EPS – Basic	$(1.88)	$(1.97)
EPS – Diluted	$(1.88)	$(1.97)

Athena Technology Acquisition Corp [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted loss per common share
	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Class A Common Stock
Numerator: Net loss allocable to Class A common stock
Net loss	$(5,763,793)	$(5,511,905)
Less: Allocation of net loss to Class B common stock	(1,440,948)	(1,753,788)
Proportionate share of net loss	$(4,322,845)	$(3,758,117)
Denominator: Weighted Average Class A Common Stock
Basic and diluted weighted average shares outstanding	25,700,000	18,357,143
Basic and diluted net loss per share	$(0.17)	$(0.20)

Class B Common Stock
Numerator: Net loss allocable to Class B common stock
Net loss	$(5,763,793)	$(5,511,905)
Less: Allocation of net loss to Class A common stock	(4,322,845)	(3,758,117)
Proportionate share of net loss	$(1,440,948)	$(1,753,788)
Weighted average shares outstanding, basic and diluted	8,566,667	8,566,667
Basic and diluted net loss per common share	$(0.17)	$(0.20)